Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	RYDEX SERIES FUNDS
Entity Central Index Key	0000899148
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Class A, RYMEX
Shareholder Report [Line Items]
Fund Name	Commodities Strategy Fund
Class Name	Class A
Trading Symbol	RYMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Commodities Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$84	1.69%[2]

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund (Class A shares) returned 0.38%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P Goldman Sachs Commodity Index, which returned 1.94% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index. S&P Goldman Sachs Commodity Index futures had a strong first quarter of 2025 but experienced headwinds from energy and agricultural sectors in the second quarter of 2025. Eleven of the twenty-four index components had positive returns for the period. The components with some of the largest positive returns were gold, silver, and live cattle. The components with some of the largest negative returns were cocoa, corn, and Kansas wheat.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 6.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	0.38%	-1.48%	15.84%	-0.01%
Class A (with sales charge)‡	-4.39%	-6.17%	14.72%	-0.50%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P Goldman Sachs Commodity Index	1.94%	0.25%	17.69%	1.45%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 6,658,424
Holdings Count | shares	7
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$6,658,424
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	–%

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	12.3%
Guggenheim Strategy Fund II	12.0%
Total	24.3%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	12.3%
Guggenheim Strategy Fund II	12.0%
Total	24.3%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Class C, RYMJX
Shareholder Report [Line Items]
Fund Name	Commodities Strategy Fund
Class Name	Class C
Trading Symbol	RYMJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Commodities Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$120	2.42%[2]

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.42%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund (Class C shares) returned 0.01%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P Goldman Sachs Commodity Index, which returned 1.94% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index. S&P Goldman Sachs Commodity Index futures had a strong first quarter of 2025 but experienced headwinds from energy and agricultural sectors in the second quarter of 2025. Eleven of the twenty-four index components had positive returns for the period. The components with some of the largest positive returns were gold, silver, and live cattle. The components with some of the largest negative returns were cocoa, corn, and Kansas wheat.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 6.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	0.01%	-2.21%	14.98%	-0.76%
Class C (with CDSC)§	-0.99%	-3.18%	14.98%	-0.76%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P Goldman Sachs Commodity Index	1.94%	0.25%	17.69%	1.45%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 6,658,424
Holdings Count | shares	7
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$6,658,424
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	–%

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	12.3%
Guggenheim Strategy Fund II	12.0%
Total	24.3%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	12.3%
Guggenheim Strategy Fund II	12.0%
Total	24.3%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Class H, RYMBX
Shareholder Report [Line Items]
Fund Name	Commodities Strategy Fund
Class Name	Class H
Trading Symbol	RYMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Commodities Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$84	1.69%[2]

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund (Class H shares) returned 0.39%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the S&P Goldman Sachs Commodity Index, which returned 1.94% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index. S&P Goldman Sachs Commodity Index futures had a strong first quarter of 2025 but experienced headwinds from energy and agricultural sectors in the second quarter of 2025. Eleven of the twenty-four index components had positive returns for the period. The components with some of the largest positive returns were gold, silver, and live cattle. The components with some of the largest negative returns were cocoa, corn, and Kansas wheat.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 6.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	0.39%	-1.51%	15.83%	-0.02%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P Goldman Sachs Commodity Index	1.94%	0.25%	17.69%	1.45%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 6,658,424
Holdings Count | shares	7
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$6,658,424
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	–%

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	12.3%
Guggenheim Strategy Fund II	12.0%
Total	24.3%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	12.3%
Guggenheim Strategy Fund II	12.0%
Total	24.3%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Class A, RYMTX
Shareholder Report [Line Items]
Fund Name	Guggenheim Managed Futures Strategy Fund
Class Name	Class A
Trading Symbol	RYMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Managed Futures Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$95	1.95%[2]

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund (Class A shares) returned -2.99%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 2.09% for the same period.

What factors materially affected the fund's performance over the last six months?

In the first half of 2025, futures markets were marked by a mix of reversals and consolidation, presenting a challenging environment for trend-following systems. Global stock index futures saw choppy behavior, with early-year rallies in U.S. and European equities stalling amid shifting central bank policy signals and geopolitical uncertainty. Bond futures were volatile but lacked sustained directional moves, as inflation data and diverging rate expectations kept global yields in flux. In foreign exchange, the U.S. dollar strengthened modestly against major currencies in Q1 before weakening in Q2, driven by changing interest rate differentials and mixed economic signals across regions. Commodity futures were mixed—energy markets, particularly crude oil, saw sharp but short-lived moves tied to supply disruptions and OPEC policy, while metals and agricultural contracts experienced sporadic price swings without sustained trends.

This backdrop of frequent reversals and limited trend persistence across asset classes created a difficult environment for trend-following models, which typically perform best in sustained directional markets. Reflecting these conditions, the fund posted a negative return in Q1, with losses across all asset classes—Currencies and Fixed Income were the largest detractors, while Commodities and Equities also contributed to the decline. In Q2, performance improved, supported by gains in Commodities, Currencies, and Equities, though Fixed Income remained a drag. Despite the recovery in Q2, the fund ended the first half of the year with a net loss.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 6.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-2.99%	-7.22%	3.74%	0.75%
Class A (with sales charge)‡	-7.60%	-11.62%	2.74%	0.26%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
ICE BofA 3-Month U.S. Treasury Bill Index	2.09%	4.71%	2.78%	1.98%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 19,444,598
Holdings Count | shares	77
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$19,444,598
Total Number of Portfolio Holdings	77
Portfolio Turnover Rate	–%

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25

Guggenheim Strategy Fund III	24.8%
Guggenheim Strategy Fund II	16.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	13.1%
Total	54.0%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25

Guggenheim Strategy Fund III	24.8%
Guggenheim Strategy Fund II	16.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	13.1%
Total	54.0%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Class C, RYMZX
Shareholder Report [Line Items]
Fund Name	Guggenheim Managed Futures Strategy Fund
Class Name	Class C
Trading Symbol	RYMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Managed Futures Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$131	2.68%[2]

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	2.68%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund (Class C shares) returned -3.33%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 2.09% for the same period.

What factors materially affected the fund's performance over the last six months?

In the first half of 2025, futures markets were marked by a mix of reversals and consolidation, presenting a challenging environment for trend-following systems. Global stock index futures saw choppy behavior, with early-year rallies in U.S. and European equities stalling amid shifting central bank policy signals and geopolitical uncertainty. Bond futures were volatile but lacked sustained directional moves, as inflation data and diverging rate expectations kept global yields in flux. In foreign exchange, the U.S. dollar strengthened modestly against major currencies in Q1 before weakening in Q2, driven by changing interest rate differentials and mixed economic signals across regions. Commodity futures were mixed—energy markets, particularly crude oil, saw sharp but short-lived moves tied to supply disruptions and OPEC policy, while metals and agricultural contracts experienced sporadic price swings without sustained trends.

This backdrop of frequent reversals and limited trend persistence across asset classes created a difficult environment for trend-following models, which typically perform best in sustained directional markets. Reflecting these conditions, the fund posted a negative return in Q1, with losses across all asset classes—Currencies and Fixed Income were the largest detractors, while Commodities and Equities also contributed to the decline. In Q2, performance improved, supported by gains in Commodities, Currencies, and Equities, though Fixed Income remained a drag. Despite the recovery in Q2, the fund ended the first half of the year with a net loss.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 6.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-3.33%	-7.91%	2.99%	0.01%
Class C (with CDSC)§	-4.30%	-8.79%	2.99%	0.01%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
ICE BofA 3-Month U.S. Treasury Bill Index	2.09%	4.71%	2.78%	1.98%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 19,444,598
Holdings Count | shares	77
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$19,444,598
Total Number of Portfolio Holdings	77
Portfolio Turnover Rate	–%

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25

Guggenheim Strategy Fund III	24.8%
Guggenheim Strategy Fund II	16.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	13.1%
Total	54.0%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25

Guggenheim Strategy Fund III	24.8%
Guggenheim Strategy Fund II	16.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	13.1%
Total	54.0%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Class P, RYMFX
Shareholder Report [Line Items]
Fund Name	Guggenheim Managed Futures Strategy Fund
Class Name	Class P
Trading Symbol	RYMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Managed Futures Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$95	1.94%[2]

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund (Class P shares) returned -3.01%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 2.09% for the same period.

What factors materially affected the fund's performance over the last six months?

In the first half of 2025, futures markets were marked by a mix of reversals and consolidation, presenting a challenging environment for trend-following systems. Global stock index futures saw choppy behavior, with early-year rallies in U.S. and European equities stalling amid shifting central bank policy signals and geopolitical uncertainty. Bond futures were volatile but lacked sustained directional moves, as inflation data and diverging rate expectations kept global yields in flux. In foreign exchange, the U.S. dollar strengthened modestly against major currencies in Q1 before weakening in Q2, driven by changing interest rate differentials and mixed economic signals across regions. Commodity futures were mixed—energy markets, particularly crude oil, saw sharp but short-lived moves tied to supply disruptions and OPEC policy, while metals and agricultural contracts experienced sporadic price swings without sustained trends.

This backdrop of frequent reversals and limited trend persistence across asset classes created a difficult environment for trend-following models, which typically perform best in sustained directional markets. Reflecting these conditions, the fund posted a negative return in Q1, with losses across all asset classes—Currencies and Fixed Income were the largest detractors, while Commodities and Equities also contributed to the decline. In Q2, performance improved, supported by gains in Commodities, Currencies, and Equities, though Fixed Income remained a drag. Despite the recovery in Q2, the fund ended the first half of the year with a net loss.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 6.30.25
	6 Month†	One Year	Five Years	Ten Years
Class P	-3.01%	-7.23%	3.73%	0.77%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
ICE BofA 3-Month U.S. Treasury Bill Index	2.09%	4.71%	2.78%	1.98%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 19,444,598
Holdings Count | shares	77
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$19,444,598
Total Number of Portfolio Holdings	77
Portfolio Turnover Rate	–%

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25

Guggenheim Strategy Fund III	24.8%
Guggenheim Strategy Fund II	16.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	13.1%
Total	54.0%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25

Guggenheim Strategy Fund III	24.8%
Guggenheim Strategy Fund II	16.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	13.1%
Total	54.0%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Institutional Class, RYIFX
Shareholder Report [Line Items]
Fund Name	Guggenheim Managed Futures Strategy Fund
Class Name	Institutional Class
Trading Symbol	RYIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Managed Futures Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$81	1.66%[2]

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund (Institutional Class shares) returned -2.83%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 2.09% for the same period.

What factors materially affected the fund's performance over the last six months?

In the first half of 2025, futures markets were marked by a mix of reversals and consolidation, presenting a challenging environment for trend-following systems. Global stock index futures saw choppy behavior, with early-year rallies in U.S. and European equities stalling amid shifting central bank policy signals and geopolitical uncertainty. Bond futures were volatile but lacked sustained directional moves, as inflation data and diverging rate expectations kept global yields in flux. In foreign exchange, the U.S. dollar strengthened modestly against major currencies in Q1 before weakening in Q2, driven by changing interest rate differentials and mixed economic signals across regions. Commodity futures were mixed—energy markets, particularly crude oil, saw sharp but short-lived moves tied to supply disruptions and OPEC policy, while metals and agricultural contracts experienced sporadic price swings without sustained trends.

This backdrop of frequent reversals and limited trend persistence across asset classes created a difficult environment for trend-following models, which typically perform best in sustained directional markets. Reflecting these conditions, the fund posted a negative return in Q1, with losses across all asset classes—Currencies and Fixed Income were the largest detractors, while Commodities and Equities also contributed to the decline. In Q2, performance improved, supported by gains in Commodities, Currencies, and Equities, though Fixed Income remained a drag. Despite the recovery in Q2, the fund ended the first half of the year with a net loss.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 6.30.25
	6 Month†	One Year	Five Years	Ten Years
Institutional Class	-2.83%	-7.00%	4.02%	1.02%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
ICE BofA 3-Month U.S. Treasury Bill Index	2.09%	4.71%	2.78%	1.98%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 19,444,598
Holdings Count | shares	77
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$19,444,598
Total Number of Portfolio Holdings	77
Portfolio Turnover Rate	–%

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25

Guggenheim Strategy Fund III	24.8%
Guggenheim Strategy Fund II	16.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	13.1%
Total	54.0%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 6.30.25

Guggenheim Strategy Fund III	24.8%
Guggenheim Strategy Fund II	16.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	13.1%
Total	54.0%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Class A, RYMQX
Shareholder Report [Line Items]
Fund Name	Guggenheim Multi-Hedge Strategies Fund
Class Name	Class A
Trading Symbol	RYMQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Multi-Hedge Strategies Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$90	1.83%[2]

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund (Class A shares) returned -2.30%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 2.38% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund's merger arbitrage strategy was the largest positive contributor in the first half of the year as several notable deals closed (e.g. Capital One / Discover). Closed-end fund arbitrage and the long/short equity strategy also made modest positive contributions. The fund's global macro strategies were a net detractor during the period as positive contributions from Flow (driven primarily by fixed income) did not make up for poor performance in value (primarily commodities and fixed income) and Momentum (hurt by equities and currency). Flow strategies take positions based on expected capital flows in markets which are determined through economic theory or statistical observation of market behavior. Momentum is a systematic trend-following strategy that seeks to capture momentum premia in futures markets. Carry strategies seek to capture inefficiencies in the futures curves of different markets and asset classes including commodities, fixed income, and implied volatility. Value premia strategies take positions based on expected future prices in markets as derived from economic and/or non-price data and include strategies applied to commodities, currencies, and fixed income. A market neutral strategy attempts to profit whether the market is going up or down.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 6.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-2.30%	-7.03%	0.93%	1.32%
Class A (with sales charge)‡	-6.94%	-11.44%	-0.05%	0.82%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
HFRX Global Hedge Fund Index	2.38%	4.74%	3.52%	2.11%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 15,910,915
Holdings Count | shares	317
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$15,910,915
Total Number of Portfolio Holdings	317
Portfolio Turnover Rate	75%

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	11.1%
Guggenheim Strategy Fund II	7.8%
Guggenheim Strategy Fund III	6.0%
Kellanova	2.2%
Everi Holdings, Inc.	2.2%
ALLETE, Inc.	2.1%
Enstar Group Ltd.	1.9%
Hess Corp.	1.8%
Dun & Bradstreet Holdings, Inc.	1.5%
Redfin Corp.	1.5%
Top 10 Total	38.1%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	11.1%
Guggenheim Strategy Fund II	7.8%
Guggenheim Strategy Fund III	6.0%
Kellanova	2.2%
Everi Holdings, Inc.	2.2%
ALLETE, Inc.	2.1%
Enstar Group Ltd.	1.9%
Hess Corp.	1.8%
Dun & Bradstreet Holdings, Inc.	1.5%
Redfin Corp.	1.5%
Top 10 Total	38.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Class C, RYMRX
Shareholder Report [Line Items]
Fund Name	Guggenheim Multi-Hedge Strategies Fund
Class Name	Class C
Trading Symbol	RYMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Multi-Hedge Strategies Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$126	2.58%[2]

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	2.58%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund (Class C shares) returned -2.65%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 2.38% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund's merger arbitrage strategy was the largest positive contributor in the first half of the year as several notable deals closed (e.g. Capital One / Discover). Closed-end fund arbitrage and the long/short equity strategy also made modest positive contributions. The fund's global macro strategies were a net detractor during the period as positive contributions from Flow (driven primarily by fixed income) did not make up for poor performance in value (primarily commodities and fixed income) and Momentum (hurt by equities and currency). Flow strategies take positions based on expected capital flows in markets which are determined through economic theory or statistical observation of market behavior. Momentum is a systematic trend-following strategy that seeks to capture momentum premia in futures markets. Carry strategies seek to capture inefficiencies in the futures curves of different markets and asset classes including commodities, fixed income, and implied volatility. Value premia strategies take positions based on expected future prices in markets as derived from economic and/or non-price data and include strategies applied to commodities, currencies, and fixed income. A market neutral strategy attempts to profit whether the market is going up or down.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 6.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-2.65%	-7.74%	0.18%	0.58%
Class C (with CDSC)§	-3.62%	-8.65%	0.18%	0.58%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
HFRX Global Hedge Fund Index	2.38%	4.74%	3.52%	2.11%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 15,910,915
Holdings Count | shares	317
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$15,910,915
Total Number of Portfolio Holdings	317
Portfolio Turnover Rate	75%

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	11.1%
Guggenheim Strategy Fund II	7.8%
Guggenheim Strategy Fund III	6.0%
Kellanova	2.2%
Everi Holdings, Inc.	2.2%
ALLETE, Inc.	2.1%
Enstar Group Ltd.	1.9%
Hess Corp.	1.8%
Dun & Bradstreet Holdings, Inc.	1.5%
Redfin Corp.	1.5%
Top 10 Total	38.1%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	11.1%
Guggenheim Strategy Fund II	7.8%
Guggenheim Strategy Fund III	6.0%
Kellanova	2.2%
Everi Holdings, Inc.	2.2%
ALLETE, Inc.	2.1%
Enstar Group Ltd.	1.9%
Hess Corp.	1.8%
Dun & Bradstreet Holdings, Inc.	1.5%
Redfin Corp.	1.5%
Top 10 Total	38.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Class P, RYMSX
Shareholder Report [Line Items]
Fund Name	Guggenheim Multi-Hedge Strategies Fund
Class Name	Class P
Trading Symbol	RYMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Multi-Hedge Strategies Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$90	1.83%[2]

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund (Class P shares) returned -2.29%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 2.38% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund's merger arbitrage strategy was the largest positive contributor in the first half of the year as several notable deals closed (e.g. Capital One / Discover). Closed-end fund arbitrage and the long/short equity strategy also made modest positive contributions. The fund's global macro strategies were a net detractor during the period as positive contributions from Flow (driven primarily by fixed income) did not make up for poor performance in value (primarily commodities and fixed income) and Momentum (hurt by equities and currency). Flow strategies take positions based on expected capital flows in markets which are determined through economic theory or statistical observation of market behavior. Momentum is a systematic trend-following strategy that seeks to capture momentum premia in futures markets. Carry strategies seek to capture inefficiencies in the futures curves of different markets and asset classes including commodities, fixed income, and implied volatility. Value premia strategies take positions based on expected future prices in markets as derived from economic and/or non-price data and include strategies applied to commodities, currencies, and fixed income. A market neutral strategy attempts to profit whether the market is going up or down.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 6.30.25
	6 Month†	One Year	Five Years	Ten Years
Class P	-2.29%	-7.00%	0.93%	1.34%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
HFRX Global Hedge Fund Index	2.38%	4.74%	3.52%	2.11%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 15,910,915
Holdings Count | shares	317
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$15,910,915
Total Number of Portfolio Holdings	317
Portfolio Turnover Rate	75%

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	11.1%
Guggenheim Strategy Fund II	7.8%
Guggenheim Strategy Fund III	6.0%
Kellanova	2.2%
Everi Holdings, Inc.	2.2%
ALLETE, Inc.	2.1%
Enstar Group Ltd.	1.9%
Hess Corp.	1.8%
Dun & Bradstreet Holdings, Inc.	1.5%
Redfin Corp.	1.5%
Top 10 Total	38.1%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	11.1%
Guggenheim Strategy Fund II	7.8%
Guggenheim Strategy Fund III	6.0%
Kellanova	2.2%
Everi Holdings, Inc.	2.2%
ALLETE, Inc.	2.1%
Enstar Group Ltd.	1.9%
Hess Corp.	1.8%
Dun & Bradstreet Holdings, Inc.	1.5%
Redfin Corp.	1.5%
Top 10 Total	38.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Institutional Class, RYIMX
Shareholder Report [Line Items]
Fund Name	Guggenheim Multi-Hedge Strategies Fund
Class Name	Institutional Class
Trading Symbol	RYIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Multi-Hedge Strategies Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$78	1.58%[2]

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund (Institutional Class shares) returned -2.17%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 6.20% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 2.38% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund's merger arbitrage strategy was the largest positive contributor in the first half of the year as several notable deals closed (e.g. Capital One / Discover). Closed-end fund arbitrage and the long/short equity strategy also made modest positive contributions. The fund's global macro strategies were a net detractor during the period as positive contributions from Flow (driven primarily by fixed income) did not make up for poor performance in value (primarily commodities and fixed income) and Momentum (hurt by equities and currency). Flow strategies take positions based on expected capital flows in markets which are determined through economic theory or statistical observation of market behavior. Momentum is a systematic trend-following strategy that seeks to capture momentum premia in futures markets. Carry strategies seek to capture inefficiencies in the futures curves of different markets and asset classes including commodities, fixed income, and implied volatility. Value premia strategies take positions based on expected future prices in markets as derived from economic and/or non-price data and include strategies applied to commodities, currencies, and fixed income. A market neutral strategy attempts to profit whether the market is going up or down.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 6.30.25
	6 Month†	One Year	Five Years	Ten Years
Institutional Class	-2.17%	-6.80%	1.18%	1.57%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
HFRX Global Hedge Fund Index	2.38%	4.74%	3.52%	2.11%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares
Net Assets	$ 15,910,915
Holdings Count | shares	317
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.25
Net Assets	$15,910,915
Total Number of Portfolio Holdings	317
Portfolio Turnover Rate	75%

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 6.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	11.1%
Guggenheim Strategy Fund II	7.8%
Guggenheim Strategy Fund III	6.0%
Kellanova	2.2%
Everi Holdings, Inc.	2.2%
ALLETE, Inc.	2.1%
Enstar Group Ltd.	1.9%
Hess Corp.	1.8%
Dun & Bradstreet Holdings, Inc.	1.5%
Redfin Corp.	1.5%
Top 10 Total	38.1%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	11.1%
Guggenheim Strategy Fund II	7.8%
Guggenheim Strategy Fund III	6.0%
Kellanova	2.2%
Everi Holdings, Inc.	2.2%
ALLETE, Inc.	2.1%
Enstar Group Ltd.	1.9%
Hess Corp.	1.8%
Dun & Bradstreet Holdings, Inc.	1.5%
Redfin Corp.	1.5%
Top 10 Total	38.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.